DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jan. 31, 2016	Jan. 31, 2015	Dec. 31, 2014
Intangible Assets
Estimated Useful Life						5 years	5 years
Restricted Cash
Restricted cash						$ 35,000
Marketing and Advertising Expense
Advertising expenses	$ 90,000	$ 59,000	$ 313,000	$ 278,000	$ 549,000	1,200,000		$ 68,000
Income Tax Uncertainties
Unrecognized tax benefits, interest on income tax expense	$ 0					$ 0		$ 0
Furniture | Minimum
Property and Equipment
Estimated Useful Life						5 years
Furniture | Maximum
Property and Equipment
Estimated Useful Life						7 years
Laboratory equipment | Minimum
Property and Equipment
Estimated Useful Life						3 years
Laboratory equipment | Maximum
Property and Equipment
Estimated Useful Life						5 years
Computer and equipment | Minimum
Property and Equipment
Estimated Useful Life						3 years
Computer and equipment | Maximum
Property and Equipment
Estimated Useful Life						5 years
Software
Property and Equipment
Estimated Useful Life						5 years